Inventory (Tables)	1 Months Ended	3 Months Ended
	Jan. 31, 2015	Apr. 30, 2015
Inventory
Inventory

        Inventory at January 31, 2015, December 31, 2014 and 2013 consisted of the following (in thousands):

		December 31
	January 31, 2015
		2014	2013
Work in Process	$61	$135	$—
Finished Goods	64	2	—
Channel Inventory	35	1	—

	$160	$138	$—

	April 30,	January 31,
	2015	2015
	(in thousands)
Inventories:
Work in process	$80	$61
Finished goods	11	63
Channel inventory	124	36

Total	$215	$160